Income Taxes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023
Income Taxes [Abstract]
Valuation allowance	$ 316,000	$ 886,000	$ 1,001,000
Taxable income	$ 76,000	$ 0